Postretirement Benefits - Future Expected Benefit Payments (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
2017	$ 4,926
2018	5,338
2019	5,659
2020	6,040
2021	6,358
2022-2026	$ 35,361